Combined Aggregate Maturities of Short and Long-Terms Loans (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Short Term And Long Term Debt Maturities Repayments Of Principal In Next Twelve Months	$ 140.2	$ 121.5
Long term and Short term debt maturities, year two	21.6	750.0
Long term and Short term debt maturities, year three	628.0
Long term and Short term debt maturities, year four	129.8	53.5
Long term and Short term debt maturities, year five and thereafter	991.3	1,135.1
Long term and Short term debt	$ 1,910.9	$ 2,060.1